Nature And Description Of The Company - Summary of Nature And Description Of The Company (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2023
Subsidiaries [member] | Enerflex Middle East LLC [Member]
Disclosure of subsidiaries [line items]
Proportion of indirect ownership interest in subsidiary	100.00%